Borrowings Under Financing Arrangements	12 Months Ended
Dec. 31, 2020
Subordinated Borrowings [Abstract]
Borrowings Under Financing Arrangements
9	BORROWINGS UNDER FINANCING ARRANGEMENTS
The balances of the Group’s borrowings under financing arrangements are as following:

	As of December 31,
	2019	2020
Current portion	14,577	64,140
Non-current portion	7,453	28,643

	22,030	92,783

The Group entered into sale and leaseback contracts with certain third-party financial institutions during 2019 and 2020. The lease items were mainly multi-media computers, video conference equipment, computers and other teaching equipment. The Group considers the substance of these transactions to be debt financing in nature and no gain or loss is recognized upon the sale. Thus, the Group recorded the cash receipt from these transactions as liabilities and accrued the interest using the effective interest method.

The detailed terms of these sale and leaseback contracts are summarized below:

(i)
On April 4 and April 9, 2019, the Group entered into sale and leaseback contracts with Far Eastern International Leasing Co., Ltd. for an aggregated consideration of RMB33,800 with payable in eight instalments until April 23, 2021 with an effective interest rate of 13.0% per annum. The Group recorded the cash receipt of RMB31,600 as a liability and accrued the interest using the effective interest method.

Simultaneously, the Group paid RMB2,864 (Note 4)
as deposits which are expected to be returned when the contracts complete in April 2021 and recorded it in prepared expenses and other current assets as of December 31, 2020.

(ii)
On August 14, 2020, the Group entered into sale and leaseback contracts with Haier Financial Leasing Co., Ltd. for aggregated consideration of RMB100,000 with payable in eighteen instalments until August 31, 2023 with an effective interest rate of 10.6% per annum. The Group recorded the cash receipts of RMB96,360 as a liability and accrued the interest using the effective interest method.

The Group paid an aggregate amount of
RMB2,900
as deposits, of which
RMB 1,200 (Note 4)
is expected to be returned in one year and
RMB1,700 (Note 8)
is expected to be returned after one year. These amounts are recorded in prepaid expenses and other current assets and other non-current
assets as of December 31, 2020 respectively.